Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

October 3, 2007

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

         RE:      ALLEGIANT FUNDS ("REGISTRANT")
                  REGISTRATION NOS. 33-488/811-4416
                  ---------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), and on behalf of the Registrant, please accept this letter as certification that the Registrant's (i) Prospectus for I Shares of the Fixed Income Funds and Tax Exempt Bond Funds, (ii) Prospectus for A and C Shares of the Equity Funds, (iii) Prospectus for I Shares of the Equity Funds, (iv) Prospectus for A and C Shares of the Fixed Income Funds and Tax Exempt Bond Funds; (v) Prospectus for B Shares of the Equity Funds, Money Market Funds, Fixed Income Funds and Tax Exempt Bond Funds, (vi) Prospectus for I Shares of the Money Market Funds, (vii) Prospectus for A and C Shares of the Money Market Funds, (viii) Prospectus for I Shares of the High Yield Bond Fund and (ix) Statement of Additional Information for the Equity Funds, Fixed Income Funds, Tax-Exempt Bond Funds and Money Market Funds, each dated October 1, 2007, do not differ from those contained in Post-Effective Amendment No. 79 to Registrant's Registration Statement on Form N-1A under the 1933 Act, and Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "Amendment"). This Amendment was filed electronically on September 28, 2007 (Accession No. 0000935069-07-002384).

     Please do not hesitate to contact the undersigned at (215) 988-3327 if you have any questions.

                                                     Very truly yours,

                                                     /s/David McCann
                                                     ---------------
                                                     David McCann